Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THOMPSON IM FUNDS, INC.
Entity Central Index Key	0000795264
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Thompson LargeCap Fund
Shareholder Report [Line Items]
Fund Name	Thompson LargeCap Fund
Class Name	Thompson LargeCap Fund
Trading Symbol	THPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson LargeCap Fund	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2025, the Fund returned 18.22%, as compared to its benchmark, the S&P 500 Index, which returned 15.00%.

The S&P 500’s performance was again disproportionately driven by a small group of companies nicknamed “the Magnificent 7” (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, Nvidia, and Tesla). However, despite an underweight as a whole of these companies the Fund outperformed largely due to a number of companies in which it held a position being acquired at a premium. These acquisitions outweighed the drag from a lower Magnificent 7 exposure.

Top contributors to performance: Communication Services was the best performing sector during the fiscal year for the Fund, as Electronic Arts, Paramount and Warner Brothers Discovery were all subject to M&A efforts. Positive issue selection also helped make Consumer Discretionary a top performing sector.

Top detractors to performance: Industrials were a drag due to poor individual stock performance among a few specific holdings. Information Technology was a drag largely due to the Fund’s underweight in the sector, which was related to its Magnificent 7 underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
FUND PERFORMANCE

Average Annual Return [Table Text Block]
AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson LargeCap Fund	18.22%	14.64%	13.27%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 199,015,810
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,646,231
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)
Net Assets	$ 199,015,810
Number of Holdings	74
Portfolio Turnover	15%
Total Advisory Fees Paid	$ 1,646,231

Holdings [Text Block]
Sector Weightings	(%)
Information Technology	24.8%
Health Care	19.1%
Communication Services	17.3%
Financials	16.6%
Consumer Staples	6.5%
Industrials	4.0%
Consumer Discretionary	3.5%
Energy	2.7%
Materials	1.9%
Cash & Other	3.6%

Largest Holdings [Text Block]
Top Holdings	(%)
Alphabet Inc. Class A	7.4%
Warner Bros. Discovery, Inc.	5.5%
Microsoft Corp.	4.4%
Exact Sciences Corp.	3.2%
Apple Inc.	3.1%
Citigroup Inc.	2.3%
UnitedHealth Group Inc.	2.3%
Qualcomm Inc.	2.3%
PepsiCo, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html
Thompson MidCap Fund
Shareholder Report [Line Items]
Fund Name	Thompson MidCap Fund
Class Name	Thompson MidCap Fund
Trading Symbol	THPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson MidCap Fund	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2025, the Fund returned 10.56%, compared to 15.00% for the Fund’s broad-based market index, the S&P 500 Index. The Russell Midcap Index, which is a securities market index with investment characteristics similar to those of the Fund, returned 3.10% over the same period.

Relative performance for the Fund versus the Russell Midcap Index was broad based, as 7 out of 11 sectors positively contributed, with only one sector significantly negative. Holdings in firms being acquired, along with holdings exposed to AI infrastructure spending, were the most impactful. Issue selection drove the majority of performance, although sector selection was also a positive contributor.

Top contributors to performance: Communication Services was the best performing sector, thanks to completed or pending acquisitions of Electronic Arts, Paramount and Warner Brothers Discovery. Within Information Technology holdings such as Coherent, Lumentum Holdings, Marvel Technology, Pure Storage and Viavi Solutions all benefited from the buildout in AI infrastructure.

Top detractors to performance: Industrials was the Fund’s biggest laggard, largely due to Kornit Digital and WillScot Holdings. To a lesser degree drops in AMN Healthcare and Green Thumb Industries hurt Healthcare, Fiserv was a drag on Financials, while Alexandria Real Estate proved too much for the Fund’s other Real Estate holdings to overcome.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
FUND PERFORMANCE

Average Annual Return [Table Text Block]
AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson MidCap Fund	10.56%	11.23%	9.78%
S&P 500 Index	15.00%	15.28%	14.63%
Russell Midcap Index	3.10%	9.73%	10.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 55,606,546
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 517,161
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)
Net Assets	$55,606,546
Number of Holdings	77
Portfolio Turnover	23%
Total Advisory Fees Paid	$ 517,161

Holdings [Text Block]
Sector Weightings	(%)
Financials	17.6%
Health Care	16.0%
Information Technology	15.0%
Industrials	11.1%
Communication Services	8.7%
Consumer Discretionary	7.5%
Real Estate	6.6%
Utilities	4.8%
Consumer Staples	4.7%
Cash & Other	8.0%

Largest Holdings [Text Block]
Top Holdings	(%)
Warner Bros. Discovery, Inc.	6.1%
Exact Sciences Corp.	4.1%
Neurocrine Biosciences, Inc.	2.7%
O-I Glass, Inc.	2.4%
Marvell Technology, Inc.	2.2%
Viatris Inc.	2.2%
Concentrix Corp.	2.1%
Kornit Digital Ltd.	2.0%
Jazz Pharmaceuticals PLC	1.9%
Infineon Technologies A.G. ADR	1.9%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html
Thompson Bond Fund
Shareholder Report [Line Items]
Fund Name	Thompson Bond Fund
Class Name	Thompson Bond Fund
Trading Symbol	THOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson Bond Fund	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2025, the Fund returned 7.95%, compared to 5.70% for the Fund’s broad-based market index, the Bloomberg US Aggregate Bond Index. The Bloomberg U.S. Government/Credit 1-5 Year Index, which is a securities market index with investment characteristics similar to those of the Fund, returned 5.74% over the same period.

The Fund outperformed due to its overweight in corporate bonds, asset backed securities (ABS) and Commercial Mortgage Backed Securities (CMBS) against an underweight in Treasury bonds. ABS was particularly strong as a number of holdings that had fallen behind scheduled payments during Covid “caught up” in payments during the fiscal year.

At period end, corporate bonds made up about 62% of Fund assets, down from roughly 64% a year ago and notably overweight versus the broad-based index of 24%. Exposure to U.S. Treasuries stood at 12% as of November 30, 2025, compared with 46% for the index.

Top contributors to performance: Corporate bonds and ABS bonds were the biggest contributors. Within corporate bonds, financials including banks were the most significant contributors, although most holdings benefited from a narrowing of spreads. Within ABS bonds, bonds backed by aircraft performed the strongest.

Top detractors to performance: The Fund’s Treasury holdings were the only significant detractor of note, as most of those holdings were of short maturity. Thus they didn’t appreciate as much as the Benchmark’s Treasuries, which were longer in maturity and effective duration and thus benefited more from falling rates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
FUND PERFORMANCE

Average Annual Return [Table Text Block]
AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson Bond Fund	7.95%	5.03%	4.19%
Bloomberg U.S. Aggregate Index	5.70%	-0.31%	1.99%
Bloomberg U.S. Gov’t./Credit 1-5 Year Index	5.74%	1.55%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,860,580,960
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 10,292,294
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of November 30, 2025)
Net Assets	$1,860,580,960
Number of Holdings	462
Portfolio Turnover	26%
Average Credit Quality+	BBB
Effective Duration	2.96 yrs
Total Advisory Fees Paid	$ 10,292,294

Holdings [Text Block]
Asset Allocation	(%)
Corporate Bonds	62.2%
U.S. Government & Agency Securities	13.5%
Commercial Mortgage- Backed Securities	10.0%
Asset-Backed Securities	9.6%
U.S. Government Agency Mortgage-Backed Securities	2.0%
Residential Mortgage- Backed Securities	1.4%
Net Other Assets & Liabilities	1.3%

Credit Rating Description+	(%)
AAA	1.6%
AA	16.4%
A	11.6%
BBB	54.0%
BB and Below	13.8%
Not Rated	1.3%
Other Net Assets and Liabilities	1.3%

+	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle-quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

Credit Quality Explanation [Text Block]	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle-quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
Largest Holdings [Text Block]
Top 10 Issuers	(%)
U.S. Treasury Bills	12.3%
Lincoln National Corp.	2.4%
Brean Asset Backed Securities Trust	1.4%
JPMBB Commercial Mortgage Securities Trust	1.3%
Coinstar Funding, LLC	1.3%
Ginnie Mae REMIC Trust	1.2%
Federal Home Loan Banks	1.2%
COMM Mortgage Trust	1.1%
WFRBS Commercial Mortgage Trust	1.1%
Wells Fargo Commercial Mortgage Trust	1.1%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html